Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued payroll and taxes	$ 38,371	$ 43,376	$ 40,089
Accrued interest	2,038	2,577	602,246
Accrued chargebacks	37,694	119,291	46,387
Total accrued expenses	$ 78,103	$ 165,244	$ 688,722